Condensed Consolidated Statement of Loss of Immatics N.V. - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Profit or loss [abstract]
Revenue from collaboration agreements	€ 5,189	€ 6,896	€ 12,592	€ 13,936
Research and development expenses	(20,340)	(16,505)	(43,389)	(28,751)
General and administrative expenses	(8,271)	(10,076)	(16,702)	(16,264)
Other income	26	86	265	200
Operating result	(23,396)	(19,599)	(47,234)	(30,879)
Financial income	213	437	3,101	1,083
Financial expenses	(629)	(2,164)	(1,277)	(110)
Change in fair value of warrant liabilities	(2,722)		(3,936)
Financial result	(3,138)	(1,727)	(2,112)	973
Loss before taxes	(26,534)	(21,326)	(49,346)	(29,906)
Taxes on income		0		0
Net loss	(26,534)	(21,326)	(49,346)	(29,906)
Attributable to:
Equity holders of the parent	(26,534)	(21,043)	(49,346)	(29,349)
Non-controlling interest		(283)		(557)
Net loss	€ (26,534)	€ (21,326)	€ (49,346)	€ (29,906)
Net loss per share—basic and diluted	€ (0.42)	€ (0.64)	€ (0.78)	€ (0.89)
Weighted average shares outstanding—basic and diluted	62,909,095	33,093,838	62,908,945	33,093,838